As filed with the Securities and Exchange Commission on September 25, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

Perritt Emerging Opportunities Fund
Schedule of Investments
July 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 78.3%	Value

	Air Transport - 0.6%
48,000	AeroCentury Corp. *	$244,800
28,000	World Air Holdings, Inc. *	226,240
		471,040

	Auto Parts & Equipment - 0.8%
185,000	Exide Technologies *	710,400

	Biotechnology - 0.4%
45,926	Celsion Corporation *	92,794
104,500	Commonwealth Biotechnologies, Inc. *	275,880
		368,674

	Building Materials - 3.1%
80,000	Meadow Valley Corporation *	862,400
68,600	MFRI, Inc. *	733,334
42,100	Ready Mix, Inc. *	491,307
60,000	US Home Systems, Inc. *	546,000
		2,633,041

	Business Services - 5.7%
453,667	BrandPartners Group, Inc. *	63,513
135,000	Corillian Corporation *	382,050
285,000	Envoy Communications Group, Inc. *	436,050
85,000	Fortune Industries, Inc. *	384,200
120,500	Global Traffic Network, Inc. *	656,725
93,000	GP Strategies Corporation *	690,990
292,000	Newtek Business Services, Inc. *	438,000
68,000	PacificNet, Inc. *	414,120
55,000	Perceptron, Inc. *	442,750
67,000	RCM Technologies, Inc. *	339,623
32,805	Rentrak Corporation *	345,765
140,000	Zomax Incorporated *	204,400
		4,798,186

	Chemical Manufacturing - Specialty - 0.8%
80,000	Flexible Solutions International, Inc. *	232,000
100,000	Flexible Solutions R* (Acquired 4/13/05, Cost $375,000)	290,000
62,000	TOR Minerals International, Inc. *	116,560
		638,560

	Chemicals - 0.7%
73,000	KMG Chemicals, Inc.	584,000

	Communications Equipment - 0.4%
41,000	Ditech Networks, Inc. *	332,920

	Computers & Electronics - 6.2%
110,000	ADDvantage Technologies Group, Inc. *	510,400
46,800	COMARCO, Inc. *	450,216
39,500	Cyberoptics Corp. *	514,685
41,625	Napco Security Systems, Inc. *	442,474
74,000	Overland Storage, Inc. *	532,800
22,000	Rimage Corp. *	535,700
355,000	Socket Communications, Inc. *	426,000
55,000	Spectrum Control, Inc. *	537,900
30,000	TransAct Technologies Incorporated *	318,900
255,000	Tripos, Inc. *	506,991
37,550	Williams Controls, Inc. *	454,355
		5,230,421

	Consumer Products - Distributing - 2.7%
168,700	ACR Group, Inc. *	885,675
55,000	Collegiate Pacific, Inc.	516,450
170,000	Image Entertainment, Inc. *	595,000
66,300	KSW, Inc. *	284,427
		2,281,552

	Consumer Products - Manufacturing - 4.4%
51,337	EMAK Worldwide, Inc. *	179,166
139,800	Emerson Radio Corp. *	420,798
49,000	Flexsteel Industries, Inc.	610,050
58,100	Hauppauge Digital, Inc. *	223,104
155,000	International Absorbents, Inc. *	385,175
270,500	Mad Catz Interactive, Inc. *	108,200
25,000	Matrixx Initiatives, Inc. *	388,000
23,000	Motorcar Parts of America, Inc. *	278,300
23,900	Q.E.P. Co., Inc. *	179,489
34,000	Tandy Brands Accessories, Inc.	356,660
17,000	Twin Disc, Incorporated	553,520
		3,682,462

	Consumer Services - 0.6%
50,000	Pacific Internet Ltd. *	475,000

	Electronic Equipment & Instruments - 1.2%
30,000	Frequency Electronics, Inc. *	358,500
13,684	LOUD Technologies, Inc. *	242,891
35,647	OI Corporation	440,241
		1,041,632

	Energy & Related Services - 1.6%
120,000	Deli Solar R* (Acquired 3/15/05 and 10/31/05, Cost $441,000)	357,600
27,333	Electric City Corp. *	24,600
42,000	Mitcham Industries, Inc. *	560,700
43,785	TGC Industries, Inc. *	435,661
		1,378,561

	Environmental Services - 2.5%
80,000	CECO Environmental Corp. *	700,800
300,000	PDG Environmental, Inc. *	450,000
55,000	Synagro Technologies, Inc.	218,350
420,766	TurboSonic Technologies, Inc. *	464,946
65,500	Versar, Inc. *	275,100
		2,109,196

	Financial Services - 1.2%
36,000	Nicholas Financial, Inc.	510,480
23,895	U.S. Global Investors, Inc. - Class A *	468,581
		979,061

	Food - 2.4%
164,500	Armanino Foods Distinction, Inc.	134,890
100,000	Inventure Group, Inc. *	234,000
35,000	John B. Sanfilippo & Son, Inc. *	446,250
53,300	Landec Corporation *	516,477
65,000	Monterey Gourmet Foods, Inc. *	343,850
260,000	New Dragon Asia Corp. *	351,000
		2,026,467

	Industrial Machinery - 0.4%
23,000	Met Pro Corp.	297,148

	Leisure - 2.3%
45,000	Century Casinos, Inc. *	499,500
73,000	Cybex Intl, Inc. *	402,230
1,000,000	IA Global, Inc. *	150,000
42,500	Red Lion Hotels Corporation *	412,675
130,000	Silverleaf Resorts, Inc. *	436,800
		1,901,205

	Management Consulting Services - 1.4%
115,000	SM&A *	716,450
55,000	TechTeam Global, Inc. *	476,850
		1,193,300

	Medical Supplies & Services - 11.1%
76,000	Allied Healthcare Products, Inc. *	426,360
60,000	America Service Group Inc. *	865,800
57,000	American Medical Alert Corp. *	294,690
36,000	Birner Dental Management Services, Inc.	559,800
130,000	CardioTech International, Inc. *	208,000
180,900	Carriage Services, Inc. *	759,780
251,517	Curon Medical, Inc. *	88,031
99,500	Familymeds Group, Inc. *	67,660
193,000	Health Fitness Corp. *	304,940
185,000	Hooper Holmes, Inc.	555,000
30,000	IRIDEX Corporation *	296,400
80,000	LMS Medical Systems Inc. *	128,000
55,500	MEDTOX Scientific, Inc. *	495,060
122,000	Microtek Medical Holdings, Inc. *	450,180
28,100	National Dentex Corporation *	644,895
56,500	Pediatric Services of America, Inc. *	706,250
221,500	Pharsight Corporation *	294,595
62,000	Rockwell Medical Technologies, Inc. *	407,340
50,500	Span-America Medical Systems, Inc.	635,492
168,400	VIVUS, Inc. *	556,461
63,500	Zareba Systems, Inc.	323,215
21,000	ZEVEX International, Inc. *	351,120
		9,419,069

	Minerals and Resources - 2.4%
405,000	Golden Odyssey Mining Inc. *	101,250
56,900	New Gold, Inc. *	475,115
100,000	Uranium Resources, Inc. *	490,000
97,000	Vista Gold Corp. *	969,030
		2,035,395

	Movies & Entertainment - 0.1%
26,000	Ballantyne Omaha, Inc. *	124,800

	Oil & Gas - 1.3%
50,000	CE Franklin Ltd. *	667,500
300,000	Far East Energy Corp. R* (Acquired 12/31/04 and 10/31/05, Cost $275,000)	450,000
		1,117,500

	Retail - 4.6%
41,000	Cost-U-Less, Inc. *	361,722
39,000	Factory Card & Party Outlet Corp. *	316,290
63,500	GTSI Corp. *	448,945
88,000	Hastings Entertainment, Inc. *	667,920
109,000	Man Sang Holdings, Inc. *	442,540
90,000	Shoe Pavilion, Inc. *	576,000
76,000	Touchstone Applied Science Associates, Inc. *	285,000
169,900	Varsity Group Inc. *	535,185
246,000	Western Power & Equipment Corp. *	289,050
		3,922,652

	Semiconductor Related Products - 2.5%
40,000	Cascade Microtech, Inc. *	458,800
130,000	Catalyst Semiconductor, Inc. *	422,500
75,000	FSI International, Inc. *	436,500
100,405	Sparton Corporation	836,374
		2,154,174

	Software - 2.4%
95,700	American Software, Inc. - Class A	574,200
120,646	ARI Network Services, Inc. *	279,295
314,740	CTI Group Holdings, Inc. *	132,191
200,000	Evolving Sys, Inc. *	260,000
68,600	Metasolv, Inc. *	212,660
653,200	Stockgroup Information Systems Inc. *	267,812
45,000	Versant Corp. *	275,400
		2,001,558

	Specialty Manufacturing - 8.8%
89,000	Amerigon Incorporated *	643,470
98,000	Baldwin Technology Company, Inc. - Class A *	520,380
70,000	Core Molding Technologies, Inc. *	412,300
270,033	Electric & Gas Technology, Inc. *	265,982
30,800	Hawk Corporation - Class A *	386,232
29,000	Hurco Companies, Inc. *	606,390
47,000	LMI Aerospace, Inc. *	1,073,480
60,000	Modtech Holdings, Inc. *	396,000
25,000	Nobility Homes, Inc.	678,750
152,000	North American Galvanizing & Coatings, Inc. *	1,190,160
57,000	RF Monolithics, Inc. *	312,360
28,000	Universal Stainless & Alloy Products, Inc. *	774,480
40,000	Veri-Tek International Corp. *	143,400
		7,403,384

	Technology - 0.9%
60,000	Astrada R* (Acquired 4/26/05, Cost $210,000)	49,800
50,000	Centillium Communications, Inc. *	149,000
125,000	Ceragon Networks Ltd. *	581,250
		780,050

	Telecommunications - 3.1%
49,000	EFJ, Inc. *	319,970
64,000	Globecomm Systems Inc. *	460,160
35,000	Micronetics, Inc. *	475,300
38,000	Radyne ComStream, Inc. *	424,840
100,000	RELM Wireless Corporation *	755,000
90,000	TeleCommunication Systems, Inc. - Class A *	202,500
		2,637,770

	Transportation - 1.7%
179,000	Force Protection, Inc. *	1,181,400
10,000	Maritrans, Inc.	228,400
		1,409,800

	TOTAL COMMON STOCKS (Cost $63,269,346)	$66,138,978

	WARRANTS - 0.0%
60,000	Astrada Warrants, Expiring 4/15/2010 R*	-
100,000	Flexible Solutions Warrants, Expiring 4/08/2009 R*	-

	TOTAL WARRANTS (Cost $0)	-

	INVESTMENT COMPANIES - 7.3%
70,000	iShares Russell Microcap Index Fund	$3,640,000
160,000	PowerShares Zacks Micro Cap Portfolio	2,532,800

	TOTAL INVESTMENT COMPANIES (Cost $6,120,523)	$6,172,800

Principal
Amount	CORPORATE BONDS - 0.3%	Value
	Real Estate - 0.3%
250,000	Monmouth Capital Corporation R (Acquired 3/30/05, Cost $250,000)
	8.000%, 03/30/2015	$250,000

	TOTAL CORPORATE BONDS (Cost $250,000)	$250,000

	SHORT TERM INVESTMENTS - 14.4%
	Commercial Paper - 2.4%
2,000,000	Prudential Funding Corp., 5.240%, 08/11/2006	$1,997,116

	Discount Note - 4.0%
3,400,000	Federal Home Loan Bank Discount Note, 5.200%, 08/04/2006	3,398,614

	Variable Rate Demand Notes - 8.0% #
3,496,196	American Family Demand Note, 5.023%	3,496,196
3,261,571	Wisconsin Corporate Central Credit Union Demand Note, 5.068%	3,261,571
		6,757,767

	TOTAL SHORT TERM INVESTMENTS (Cost $12,153,497)	$12,153,497

	TOTAL INVESTMENTS (Cost $81,793,366) - 100.3%	$84,715,275
	Liabilities in Excess of Other Assets - (0.3)%	(218,368)
	TOTAL NET ASSETS - 100.00%	$84,496,907

Percentages are stated as a percent of net assets.
*	Non-income producing security.
R	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006 the value of restricted securities amounted to $1,347,600 or 1.6% of total net assets.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of July 31, 2006.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows[1]:

Cost of investments	$81,793,366

Gross unrealized appreciation	9,889,775
Gross unrealized depreciation	(6,967,866)
Net unrealized appreciation	$2,921,909

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt Funds, Inc.

By (Signature and Title) /s/ Michael J. Corbett
Michael J. Corbett, President

Date  9/22/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael J. Corbett
  Michael J. Corbett, President

Date 9/22/2006

By (Signature and Title)*  /s/ Sam Schulz
Sam Schulz, Treasurer

Date 9/22/2006

* Print the name and title of each signing officer under his or her signature.